Shareholder Report, Holdings (Details)	Jun. 30, 2024
Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Novartis AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
BHP Group Ltd., Class DI [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Siemens AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
International Tilts Master Portfolio | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.20%
International Tilts Master Portfolio | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.80%
International Tilts Master Portfolio | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
International Tilts Master Portfolio | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
International Tilts Master Portfolio | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%
International Tilts Master Portfolio | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
International Tilts Master Portfolio | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
International Tilts Master Portfolio | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
International Tilts Master Portfolio | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.50%
International Tilts Master Portfolio | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
International Tilts Master Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[2]
International Tilts Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
U.S. Total Bond Index Master Portfolio | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	74.30%	[1],[3],[4]
U.S. Total Bond Index Master Portfolio | AA/Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1],[3]
U.S. Total Bond Index Master Portfolio | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1],[3]
U.S. Total Bond Index Master Portfolio | BBB/Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1],[3]
U.S. Total Bond Index Master Portfolio | N/R [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3],[5]
U.S. Total Bond Index Master Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%	[1]
U.S. Total Bond Index Master Portfolio | U.S. Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[1]
U.S. Total Bond Index Master Portfolio | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[1]
U.S. Total Bond Index Master Portfolio | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
U.S. Total Bond Index Master Portfolio | NonAgency MortgageBacked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1]
U.S. Total Bond Index Master Portfolio | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
U.S. Total Bond Index Master Portfolio | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
U.S. Total Bond Index Master Portfolio | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[5]
Large Cap Index Master Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[1]
Large Cap Index Master Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
Large Cap Index Master Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
Large Cap Index Master Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Large Cap Index Master Portfolio | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Large Cap Index Master Portfolio | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
Large Cap Index Master Portfolio | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Large Cap Index Master Portfolio | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Large Cap Index Master Portfolio | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Large Cap Index Master Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Large Cap Index Master Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%	[6]
Large Cap Index Master Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[6]
Large Cap Index Master Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[6]
Large Cap Index Master Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[6]
Large Cap Index Master Portfolio | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[6]
Large Cap Index Master Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[6]
Large Cap Index Master Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[6]
Large Cap Index Master Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6]
Large Cap Index Master Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
Large Cap Index Master Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
Large Cap Index Master Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
Large Cap Index Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)	[6]
Large Cap Index Master Portfolio | ShortTerm Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[6]
Total International ex U.S. Index Master Portfolio | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Total International ex U.S. Index Master Portfolio | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Total International ex U.S. Index Master Portfolio | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Total International ex U.S. Index Master Portfolio | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Total International ex U.S. Index Master Portfolio | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
Total International ex U.S. Index Master Portfolio | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
Total International ex U.S. Index Master Portfolio | Nestle SA, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
Total International ex U.S. Index Master Portfolio | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Total International ex U.S. Index Master Portfolio | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Total International ex U.S. Index Master Portfolio | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Total International ex U.S. Index Master Portfolio | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Total International ex U.S. Index Master Portfolio | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Total International ex U.S. Index Master Portfolio | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Total International ex U.S. Index Master Portfolio | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Total International ex U.S. Index Master Portfolio | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Total International ex U.S. Index Master Portfolio | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Total International ex U.S. Index Master Portfolio | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Total International ex U.S. Index Master Portfolio | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Total International ex U.S. Index Master Portfolio | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Total International ex U.S. Index Master Portfolio | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Total International ex U.S. Index Master Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%	[2]
Total International ex U.S. Index Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
Diversified Equity Master Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
Diversified Equity Master Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Diversified Equity Master Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Diversified Equity Master Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Diversified Equity Master Portfolio | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Diversified Equity Master Portfolio | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
Diversified Equity Master Portfolio | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Diversified Equity Master Portfolio | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Diversified Equity Master Portfolio | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Diversified Equity Master Portfolio | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Diversified Equity Master Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[3]
Diversified Equity Master Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[3]
Diversified Equity Master Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[3]
Diversified Equity Master Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[3]
Diversified Equity Master Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[3]
Diversified Equity Master Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
Diversified Equity Master Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
Diversified Equity Master Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
Diversified Equity Master Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
Diversified Equity Master Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
Diversified Equity Master Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[3]
Diversified Equity Master Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[3]
Diversified Equity Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)	[3]

[1]	Excludes short-term securities.
[2]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[3]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[5]	Rounds to less than 0.1%.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.